RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2022
RELATED PARTY TRANSACTIONS
Schedule of transactions with related parties

Related Parties	Date of Operation	Subject of the agreement	Transaction amount
Chesf and Fundação Chesf de Assistência e Seguridade Social (Fachesf)	01/01/2022	Second addition to the partnership: sharing the necessary structure for the provision of care, health and occupational medicine services, resulting from the PAP, under the responsibility of Chesf, and Fachesf-Saúde, under the responsibility of Fachesf, as well as outpatient medical services.	57,875
SPE São Manoel and BNDES	01/30/2022	It is an addition to the financing agreement with the aim of formalizing the beneficiary’s adherence to the conditions of the Standstill program promoted by BNDES.	526,000
Eletrobras, CGT Eletrosul and SPE UHE Teles Pires	02/21/2022	It is an addition to the financing agreement through transfer of BNDES resources, concluded with Banco do Brasil, with the aim of formalizing the beneficiary’s adherence to the conditions of the Standstill program promoted by BNDES.	561,000
Eletronuclear and nuclear industries of Brazil (INB, Indústrias Nucleares do Brasil)	02/24/2022	Provision of the concentrate of U3O8 for the execution of the conversion and enrichment of uranium and for the manufacture of combustible elements, relating to the provision of fuel for the 28-to 32-Bay refills 1 and for the 19-to 23-Bay refills 2.	6,553,463

Schedule of remuneration to key personnel

	3/31/2022	3/31/2021
Short-term benefits	8,044	9,271
Post-employment benefits	92	110
Total	8,136	9,381

Government Agencies
RELATED PARTY TRANSACTIONS
Schedule of transactions with related parties

		3/31/2022			12/31/2021		3/31/2021
NATURE OF OPERATION		ASSET	LIABILITY	RESULT	ASSET	LIABILITY	RESULT
Clients
	Petrobras	5,604	—	—	—	—	—
Accounts receivable
	Petrobras	193	—	—	—	—	—
	Banco Votorantim	657	—	—	—	—	—
	Ministério de Minas e Energia - MME	213	—	—	—	—	—
	Telecomunicações Brasileiras S.A. - TELEBRAS	59	—	—	—	—	—
Compensation rights
	Federal Government	6,373,111	—	—	6,396,234	—	—
Bonds and linked deposits - Federal Government
sits	FIDC Infinity DI	38	—	—	29,323	—	—
Loans and financing payable - Federal Government
Loans able	Banco do Brasil	—	1,784,114	—	—	2,036,300	—
	Caixa Econômica Federal	—	3,714,237	—	—	3,878,939	—
	BNDES	—	5,017,220	—	—	5,126,501	—
	Global Reversal Reserve	—	1,885,670	—	—	1,950,629	—
	BNB	—	1,045,785	—	—	1,053,997	—
	Petrobras	—	5,202,789	—	—	5,527,830	—
	FINEP	—	46,578	—	—	52,465	—
	BASA	—	354,309	—	—	357,049	—
	FIDC Infinity DI	—	—	—	—	28,269	—
Suppliers
	Petrobras	—	31,977	—	—	—	—
Compensation obligations - Federal Government
Repayment obligations	National Treasury - Itaipu	—	3,672,105	—	—	4,151,585	—
Financial Expenditure - Federal Government
Financial expenses	Banco do Brasil	—	—	(20,022)	—	—	1,504
Financial expenses	Caixa Econômica Federal	—	—	(6,142)	—	—	(916)
	BNDES	—	—	(11,749)	—	—	(11,384)
	Petrobras	—	—	138,454	—	—	66,266
	BASA	—	—	(5,914)	—	—	—
	FINEP			(535)			(521)
	FIDC Infinity DI	—	—	(819)	—	—	(5,121)
Financial Revenues - Federal Government
	FIDC Infinity DI	—	—	514	—	—	464
Energy sales revenue
	Petrobras	—	—	7,408	—	—	—
Revenue from service provision
	Petrobras	—	—	122	—	—	—
	Telecomunicações Brasileiras S.A. - TELEBRAS	—	—	2,861	—	—	—
Electricity usage recipe
	Petrobras	—	—	7,536	—	—	—
Other revenue/(expenses)
	Ministério de Minas e Energia - MME	—	—	310	—	—	—
	BNDES	—	—	(147)	—	—	—
	Banco do Brasil	—	—	(9)	—	—	—
	Petrobras	—	—	(285,586)	—	—	—
	National system operator - ONS, Operador Nacional do Sistema	—	—	(4,514)	—	—	—
	Banco Votorantim	—	—	(421)	—	—	—
Total		6,379,875	22,754,784	(178,653)	6,425,557	24,163,564	50,292

Jointly-controlled and associated companies
RELATED PARTY TRANSACTIONS
Schedule of transactions with related parties

	3/31/2022			12/31/2021
	Jointly-controlled			Jointly-controlled
Patrimonial	subsidiaries	Affiliate	Foundations	subsidiaries	Affiliate	Foundations
Assets
Clients	30,472	21,973	—	52,308	20,057	—
Accounts receivable	27,146	300	1,042	1,436	66	934
Dividends / JCP receivable	300,076	174,944	—	216,728	209,160	—
Loans and financing payable	469,426	—	—	688,884	—	—
Other assets	39,920	57,075	53	49,549	57,075	55
Total Asset	867,040	254,292	1,095	1,008,905	286,358	989

Liabilities
Suppliers	38,468	8,359	231	37,437	8,683	231
Provisions (a)	729,188	—	831,977	—	—	849,766
Social Security contributions	—	—	17,171	—	—	18,797
Actuarial debt contracts	—	—	849,525	—	—	891,726
Miscellaneous obligations	—	—	10,297	—	—	9,933
Loans and financing	—	—	14,023	—	—	17,310
Electric power purchase	17,322	8,786	—	—	9,222	—
Accounts payable	169,609	—	168,435	18,017	—	123,897
Other liabilities	1,571	—	4,217	15	—	201
Contracted debt	—	—	42,953
Total Liabilities	956,158	17,145	1,938,829	55,469	17,905	1,911,861

	3/31/2022			3/31/2021
	Jointly-owned			Jointly-owned
Result	subsidiaries	Affiliate	Foundations	subsidiaries	Affiliate	Foundations
Electricity usage recipe	41,071	33,319	—	44,867	55,707	—
Revenue from service provision	41,607	115	—	2,318	387	—
Other revenue	554	—	538	32,650	37,309	427
Electric power purchase	(170,862)	(25,507)	—	(94,579)	(51,830)	—
Energy sales revenue	—	32,105	—	—	—	—
Network usage charges	(25,041)	(8,481)	—	(78,941)	—	—
Rates	—	—	(390)	—	—	(1,025)
Other financial expenditure	(30,606)	—	(75,919)	—	(682)	(85,689)
Sponsor contributions	—	—	—	—	—	(6,018)
Actuarial expenses	—	—	—	—	—	(13,257)
Interest income, commissions and exchange rates and variations	(87,545)	—	—	458,818	169	—
Financial Revenues	—	—	—	143	—	—
Financial expenses	—	—	(2,097)	(237)	(850)	(2,669)
Total	(230,822)	31,551	(77,868)	365,039	40,210	(108,231)

(a)	Eletros (Fundação Eletrobras de Seguridade Social): as of March 31, 2022, the balance of employee benefit provisions totalled R$ 831,977 (R$ 849,766 as of December 31, 2021).